Marketable securities and other securities investments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Bonds Japan	Mar. 31, 2011 Bonds Japan	Mar. 31, 2012 Bonds US And European Government	Mar. 31, 2011 Bonds US And European Government	Mar. 31, 2012 Common stocks Japan Available-for-sale Securities	Mar. 31, 2011 Common stocks Japan Available-for-sale Securities	Mar. 31, 2012 Debt securities Available-for-sale Securities	Mar. 31, 2011 Debt securities Available-for-sale Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Percentage of assets					60.00%	77.00%	40.00%	23.00%	83.00%	86.00%
Maturity period for securities, minimum											1 year	1 year
Maturity period for securities, maximum											10 years	10 years
Proceeds from sales of available-for-sale securities	$ 1,973	¥ 162,160	¥ 189,037	¥ 77,025
Gross realized gains on sales of available-for-sale securities	59	4,822	8,974	3,186
Gross realized losses on sales of available-for-sale securities	0	15	87	7
Impairment losses recognized on available-for-sale securities	$ 655	¥ 53,831	¥ 7,915	¥ 2,486